1784
                                      PRIME
                                      MONEY
                                     MARKET
                                      FUND

                                [1784 FUNDS LOGO]

                                  ANNUAL REPORT
                                 TO SHAREHOLDERS



                                DECEMBER 31, 1996

TABLE OF CONTENTS

Letter to Shareholders                              1
Investment Adviser's Report                         2
Financial Statements                                4
Report of Independent Accountants                  13


   THE 1784 FUNDS:

   [BULLET] are not insured by the FDIC or any other governmental agency; [BULLET] are not guaranteed by The First National Bank of Boston or any of its affiliates;
   [BULLET] are not deposits or obligations of The First National Bank of Boston or any of its affiliates;
   [BULLET] involve investment risks, including possible loss of the principal amount invested.

BankBoston companies serve as investment adviser, custodian and shareholder servicing agent for the 1784 Funds. The 1784 Funds are distributed by SEI Financial Services Company, a party independent of The First National Bank of Boston or any of its affiliates.

                               [1784 FUNDS LOGO]

                          SOUND CHOICES. STRAIGHT TALK.
                         INVESTMENT MANAGEMENT STRENGTH.

1784 FUNDS                                      DECEMBER 31, 1996

LETTER TO SHAREHOLDERS

[PHOTO DEPICTING ALLEN CROESSMANN, MANAGING DIRECTOR AND
ROBERT NESHER, PRESIDENT]

WE ARE PLEASED TO WELCOME YOU TO THE 1784 FUNDS -- AND TO PROVIDE YOU WITH THIS ANNUAL REPORT ON THE 1784 PRIME MONEY MARKET FUND. THIS FUND JOINED THE 1784 FUNDS FAMILY ON DECEMBER 9, 1996, FOLLOWING THE COMBINATION OF BAYBANKS, INC. AND BANK OF BOSTON CORPORATION.

THE 1784 FUNDS ARE A FAMILY OF 15 NO-LOAD MUTUAL FUNDS, INCLUDING MONEY MARKET, BOND, TAX-EXEMPT AND STOCK FUNDS. TODAY THE 1784 FUNDS STAND AT $5.4 BILLION IN ASSETS, REPRESENTING THE INVESTMENTS OF MORE THAN 40,000 ACCOUNTS. YOU CAN LEARN MORE ABOUT ANY OF THE FUNDS BY CALLING 1-800-252-1784 TO REQUEST A PROSPECTUS, OR BY DISCUSSING THEM WITH AN INVESTMENT COUNSELOR.

THE BEGINNING OF A NEW YEAR IS AN EXCELLENT TIME TO REVIEW YOUR INVESTMENT APPROACH WITH AN INVESTMENT COUNSELOR, LEARN MORE ABOUT THE INVESTMENT CHOICES AVAILABLE TO YOU, OR DEVELOP A PERSONALIZED INVESTMENT PLAN. IT IS MORE IMPORTANT THAN EVER TO BE CURRENT WITH YOUR INVESTMENT OBJECTIVES AND COMFORTABLE WITH YOUR INVESTMENT STRATEGY.

IF YOU DO NOT HAVE AN INVESTMENT COUNSELOR AND WOULD LIKE AN APPOINTMENT WITH ONE, OR IF YOU HAVE ANY QUESTIONS ABOUT YOUR ACCOUNT, PLEASE CALL
1-800-252-1784. OUR HOURS HAVE BEEN EXPANDED TO MONDAY THROUGH FRIDAY FROM 8 A.M. TO 8 P.M., AND SATURDAY AND SUNDAY FROM 9 A.M. TO 4 P.M.

THANK YOU FOR CHOOSING THE 1784 PRIME MONEY MARKET FUND. ALL OF US AT THE 1784 FUNDS LOOK FORWARD TO HELPING YOU MEET YOUR FINANCIAL GOALS.

SINCERELY,
/S/ SIGNATURE
Robert Nesher
President
1784 Funds

/S/ SIGNATURE
Allen Croessmann
Managing Director, Investment Services
The First National Bank of Boston

DECEMBER 31, 1996

INVESTMENT ADVISER'S REPORT

Slow to moderate economic growth and continued low inflation combined to hold long-term interest rates down, and led to the reduction and subsequent stability of short-term interest rates during 1996.

   Signs of accelerating economic growth sparked fears of inflation and pushed market interest rates temporarily upward last spring. In effect, the bond market demonstrated that, to some extent, it has become a self-correcting force in the economy. Since then, the Federal Reserve has held short-term interest rates at the same level and long-term interest rates have declined to about where they were at the beginning of 1996.

     Several factors explain the economy's current modest, 2.5% annual growth rate. Perhaps the most obvious is the age of this economic expansion, which has lasted for nearly six years. During the early part of the typical economic recovery, pent-up demand for consumer goods, especially durable goods like appliances and autos, fuels the growth in sales and profits that result in expansion. Later, as demand is fulfilled, the pace of growth slows -- as it has in this situation.

     But other forces are at work, too. For one thing, higher interest rates last spring curbed the mortgage refinancing trend that had cut monthly payments and put additional spendable cash in consumer pockets. As a result, demand declined further. Consumer debt (and bankruptcies) are rising. And the maturing generation of baby boomers is increasingly focused on investing for college costs and retirement, which means consumption is declining, further dampening demand.

     While these factors have tempered economic growth, they have also helped to keep inflation at exceptionally low levels. This combination of positive, sustainable growth coupled with modest inflation -- resulting in low interest rates -- has provided very potent fuel for the stock market, but has tended to depress returns for money market investors.

1784 FUNDS

MONEY MARKET REVIEW
-------------------
Restraint on the part of the Federal Reserve resulted in a very stable short-term interest rate market for most of the year. The Board reduced the Federal Funds rate from 5.50% to 5.25% during the first quarter, where it remained for the rest of 1996. This stability, coupled with growing concern about the soaring stock market, has resulted in a substantial flow of new money in to short-term investments and small CDs. Given the continued slow pace of economic growth, we expect the Fed to reduce interest rates further in the year ahead.

[LINE GRAPH]
A line graph depicting the Federal Funds Rate for the period of January 1, 1996 through December 31, 1996.

1/1/96         5.50%
2/1/96
to 12/31/96    5.25%

     In conclusion, we foresee a relatively favorable environment for stocks and bonds in the coming months with continued modest returns for money market investors.

/S/ SIGNATURE
Edward G. Riley, Jr.
Chief Investment Officer
The First National Bank of Boston

DECEMBER 31, 1996

STATEMENT OF NET ASSETS
------------------------------------------------------
1784 PRIME MONEY MARKET FUND
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
COMMERCIAL PAPER -- 47.5%
   Alpine Securitization
       5.452%, 01/13/97             $5,000   $   4,989
   Asset Securitization
       5.657%, 01/31/97              5,000       4,977
   Ciesco
       5.403%, 01/10/97              5,000       4,993
       5.371%, 01/14/97                685         684
   Falcon Asset Securities
       5.472%, 02/18/97              5,000       4,964
   Ford Motor Credit
       5.907%, 01/02/97              4,000       3,999
   Goldman Sachs Group
       5.382%, 02/13/97              5,000       4,968
   Greenwich Funding
       5.400%, 01/24/97              1,278       1,274
       5.472%, 01/29/97              5,000       4,979
   Merrill Lynch
       5.476%, 01/13/97              3,500       3,494
   New York City, New York
       5.650%, 01/08/97              5,000       5,000
                                            ----------
TOTAL COMMERCIAL PAPER
   (Cost $44,321)                               44,321
                                            ----------

CORPORATE BONDS -- 45.1%
   American General Finance
       5.650%, 03/14/97                415         415
       7.150%, 05/15/97                500         502
   Associates of North America
       9.700%, 05/01/97              4,000       4,048
   AT&T
       6.125%, 04/25/97                897         897
   Beneficial
       8.650%, 06/10/97              2,000       2,022
   Caterpillar Financial Services
       7.180%, 03/10/97                800         802
       7.280%, 06/05/97              2,000       2,010
   Chrysler Financial
       7.810%, 02/18/97              2,000       2,005
       7.280%, 03/18/97              1,000       1,003
   Community Health System  (A)
       5.784%, 01/02/97              1,150       1,150
   Dean Witter Discover (A)
       5.860%, 01/15/97                250         250
       5.753%, 01/15/97                500         500
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
   Discover Credit
       7.760%, 05/13/97             $2,125    $  2,139
   Ford Motor Credit  (A)
       5.650%, 02/18/97                100         100
   Ford Motor Credit
       9.100%, 05/01/97              2,000       2,022
   General Motors Acceptance
       7.500%, 01/22/97                688         689
       7.750%, 02/25/97                250         251
       7.500%, 03/10/97                112         112
       6.300%, 03/31/97              1,100       1,102
       7.350%, 05/22/97              1,000       1,006
       7.125%, 05/23/97              1,000       1,005
       7.125%, 07/01/97              1,000       1,005
       7.250%, 10/17/97              1,300       1,312
       7.500%, 11/04/97                600         608
   International Business Machines
       4.660%, 01/21/97                750         750
   Manufacturer's Hanover Trust  (A)
       5.563%, 01/31/97              5,000       5,000
   Norwest
       9.250%, 05/01/97                201         203
   Sears Roebuck
       7.300%, 06/12/97                200         201
       7.250%, 08/05/97              3,000       3,026
   Smith Barney
       6.000%, 03/15/97                500         500
   Societe Generale
       5.600%, 07/22/97              5,000       5,000
   USAA Capital 144a (B)
       4.760%, 01/28/97                400         400
                                            ----------
TOTAL CORPORATE BONDS
   (Cost $42,035)                               42,035
                                            ----------

U.S. GOVERNMENT AGENCY
  OBLIGATION -- 1.8%
   Federal Home Loan Mortgage
       4.525%, 01/27/97              1,170       1,169
       7.630%, 01/27/97                500         501
                                            ----------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATION
   (Cost $1,670)                                 1,670
                                            ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    1784 PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
  BOND -- 5.4%
   FHLMC Silver REMIC Trust I
      Series 1996-1 (A)
       5.700%, 01/02/97             $5,000  $    5,000
                                            ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   BOND
   (Cost $5,000)                                 5,000
                                            ----------

REPURCHASE AGREEMENT -- 0.0%
   Lehman Brothers
      6.80%, dated 12/31/96, maturing
      01/02/97, repurchase price
      $5,108.89; (collateraized by
      various U.S. Treasury Notes
      ranging in par value $1,048,000 -
      $99,285,000, 5.625% - 6.870%,
      08/15/05 - 05/15/06; total
      market value $5,208)               5           5
                                            ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $5)                                         5
                                            ----------
TOTAL INVESTMENTS -- 99.8%
   (Cost $93,031)                               93,031
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.2%                                     198
                                            ----------

NET ASSETS:
Capital shares (unlimited
   authorization -- no par
   value) based on 93,231,769
   outstanding shares of
   beneficial interest                          93,234
Accumulated net realized loss on
   investments                                      (5)
                                            ----------
TOTAL NET ASSETS -- 100.0%                    $ 93,229
                                            ==========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ==========


(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1996. THE MATURITY DATE REFLECTED IS THE SHORTER OF THE NEXT RESET DATE OR THE MATURITY DATE AS OF DECEMBER 31, 1996.
(B) SECURITY IS A PRIVATE PLACEMENT SECURITY, SUBJECT TO RULE 144A REGISTRATION RULES.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE YEAR ENDED DECEMBER 31, 1996
STATEMENT OF OPERATIONS (000)
                                                             1784 PRIME
                                                          MONEY MARKET FUND
                                                          =================
INTEREST INCOME:                                               $11,531
                                                               -------
EXPENSES:
  INVESTMENT ADVISORY FEES                                         837
  ADMINISTRATOR FEES                                               205
  REGISTRATION FEES                                                 27
  TRANSFER AGENT FEES & EXPENSES                                    61
  PROFESSIONAL FEES                                                 17
  FUND ACCOUNTING FEES                                              66
  PRINTING                                                           8
  CUSTODIAN FEES                                                    22
  SHAREHOLDER SERVICES FEES                                        107
  TRUSTEE FEES                                                       8
  OTHER EXPENSES                                                    27
                                                               -------
      TOTAL EXPENSES                                             1,385
                                                               -------
  NET INVESTMENT INCOME                                         10,146
                                                               -------
  NET REALIZED GAIN ON INVESTMENTS                                   4
                                                               -------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $10,150
                                                               =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    1784 PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

                                                                        1784 PRIME
                                                                     MONEY MARKET FUND
                                                                  =======================
                                                                   01/01/96      01/01/95
                                                                      TO            TO
                                                                   12/31/96      12/31/95
                                                                  ----------    ---------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                                          $   10,146      $ 11,579
  NET REALIZED GAIN ON INVESTMENTS                                        4            --
                                                                 ----------      --------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               10,150        11,579
                                                                 ----------      --------

DISTRIBUTIONS TO SHAREHOLDERS:
  NET INVESTMENT INCOME                                             (10,146)      (11,579)
  REALIZED CAPITAL GAINS                                                 --            --
                                                                 ----------      --------
      TOTAL DISTRIBUTIONS                                           (10,146)      (11,579)
                                                                 ----------      --------

SHARE TRANSACTIONS:
  CAPITAL CONTRIBUTION FROM ADVISER                                     124            --
  PROCEEDS FROM SHARES ISSUED*                                      326,422       336,562
  REINVESTMENT OF CASH DISTRIBUTIONS*                                 2,371         2,973
  COST OF SHARES REDEEMED*                                         (445,825)     (323,673)
                                                                 ----------      --------
    INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (116,908)       15,862
                                                                 ----------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (116,904)       15,862
                                                                 ==========      ========

NET ASSETS:
  BEGINNING OF PERIOD                                               210,133       194,271
                                                                 ----------      --------

NET ASSETS:
  END OF PERIOD                                                  $   93,229      $210,133
                                                                 ==========      ========

*ALL SHARE TRANSACTIONS ARE AT $1.00 PER SHARE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
1784 PRIME MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                          NET                                NET                NET                   RATIO
                         ASSET             DISTRIBUTIONS    ASSET             ASSETS       RATIO      OF NET
                         VALUE       NET     FROM NET       VALUE               END     OF EXPENSES   INCOME
                       BEGINNING INVESTMENT INVESTMENT       END      TOTAL  OF PERIOD  TO AVERAGE  TO AVERAGE
                       OF PERIOD   INCOME     INCOME      OF PERIOD  RETURN    (000)    NET ASSETS  NET ASSETS
--------------------------------------------------------------------------------------------------------------
1784 PRIME
MONEY MARKET FUND
  FOR THE YEAR ENDED
    DECEMBER 31, 1996     $1.00     0.05     (0.05)         $1.00     5.02%   $93,229      0.66%       4.85%
  FOR THE YEAR ENDED
    DECEMBER 31, 1995     $1.00     0.05     (0.05)         $1.00     5.49%  $156,532      0.62%       5.40%
  FOR THE YEAR ENDED
    DECEMBER 31, 1994     $1.00     0.04     (0.04)         $1.00     3.75%  $136,923      0.65%       3.64%
  FOR THE YEAR ENDED
    DECEMBER 31, 1993     $1.00     0.03     (0.03)         $1.00     2.72%  $168,909      0.59%       2.68%
  FOR THE PERIOD ENDED
    DECEMBER 31, 1992 (2) $1.00     0.02     (0.02)         $1.00     2.13%  $242,935      0.59%       3.13%
  FOR THE PERIOD ENDED
    APRIL 30, 1992 (1)    $1.00     0.03     (0.03)         $1.00     3.55%  $280,931      0.48%       4.61%
--------------------------------------------------------------------------------------------------------------

                          RATIO      RATIO OF
                        OF EXPENSES  NET INCOME
                        TO AVERAGE   TO AVERAGE
                        NET ASSETS   NET ASSETS
                        (EXCLUDING  (EXCLUDING
                          WAIVERS)    WAIVERS)
-----------------------------------------------
1784 PRIME
MONEY MARKET FUND
  FOR THE YEAR ENDED
    DECEMBER 31, 1996      0.66%       4.85%
  FOR THE YEAR ENDED
    DECEMBER 31, 1995      0.62%       5.40%
  FOR THE YEAR ENDED
    DECEMBER 31, 1994      0.69%       3.60%
  FOR THE YEAR ENDED
    DECEMBER 31, 1993      0.70%       2.57%
  FOR THE PERIOD ENDED
    DECEMBER 31, 1992 (2)  0.64%       3.08%
  FOR THE PERIOD ENDED
    APRIL 30, 1992 (1)     0.63%       4.46%
-----------------------------------------------

(1) REFLECTS OPERATIONS FOR THE PERIOD FROM AUGUST 1, 1991 (DATE OF INITIAL PUBLIC INVESTMENT) TO APRIL 30, 1992. DURING THE PERIOD FROM MAY 16, 1991 (START OF BUSINESS) TO AUGUST 1, 1991, NET INVESTMENT INCOME AGGREGATING TO $0.01 PER SHARE ($1,101) WAS DISTRIBUTED TO FEDERATED ADMINISTRATIVE SERVICES. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE FUND CHANGED ITS FISCAL YEAR FROM APRIL 30 TO DECEMBER 31. REFLECTS OPERATIONS FOR THE PERIOD FROM MAY 1,1992 TO DECEMBER 31, 1992. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 1996
                                                    1784 PRIME MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The 1784 Prime Money Market Fund is a portfolio of the 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. Until December 9, 1996, the 1784 Prime Money Market Fund was known as the BayFunds Money Market Portfolio and was a portfolio of BayFunds, an open-end investment company registered under the Investment Company Act of 1940, as amended. See Note 6 for more information. The shares of the BayFunds Money Market Portfolio were divided into two classes, known as Investment Shares and Trust Shares. The 1784 Prime Money Market Fund has only a single class of outstanding shares. The Trust is presently offering shares in 15 separate portfolios (the "Funds"):

MONEY MARKET FUNDS:
1784 U.S. TREASURY MONEY MARKET FUND
1784 TAX-FREE MONEY MARKET FUND
1784 PRIME MONEY MARKET FUND
1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

BOND FUNDS:
1784 SHORT-TERM INCOME FUND
1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
1784 INCOME FUND
1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
1784 CONNECTICUT TAX-EXEMPT INCOME FUND
1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
1784 ASSET ALLOCATION FUND
1784 GROWTH AND INCOME FUND
1784 GROWTH FUND
1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

The financial statements of the 1784 Prime Money Market Fund are included herein. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which requires the use of estimates. Actual results could differ from those estimates.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the 1784 Prime Money Market Fund (the "Fund").

SECURITY VALUATION --
Investment securities of the Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital

DECEMBER 31, 1996

NOTES TO FINANCIAL STATEMENTS                                        (CONTINUED)


gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
Securities pledged as collateral for Repurchase Agreements are held by the Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Repurchase Agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. At December 31, 1996, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes.


3. INVESTMENT ADVISORY, CUSTODIAL AND ACCOUNTING SERVICES

Investment advisory services are provided to the Trust by The First National Bank of Boston (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.40% of the average daily net assets of the Fund. Such fee is computed daily and paid monthly. Through July 29, 1996, the Fund's investment advisory services were provided by BayBanks Investment Management, Inc. ("BBIM") at the same fee.
     The Trust and The First National Bank of Boston (the "Custodian") are parties to a custodial agreement applicable to the Fund as of December 9, 1996, under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.005% for the next $800 million in average daily net assets. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the

                                                    1784 PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
Fund. Prior to December 9, 1996, custodial services were provided to the Fund by The Fifth Third Bank.
     Federated Administrative Services ("FAS") provided certain accounting services for the Fund for the period of January 1, 1996 through December 8, 1996. For such services during this period, FAS received a fee of $66,000. Effective December 9, 1996, SEI Fund Resources ("SEI") began providing accounting services for the Fund as a part of the administration agreement (see
Note 4).


4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement and applicable to the Fund as of December 9, 1996, SEI acts as the Trust's Administrator. Under the terms of such agreement, SEI is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI may retain sub-administrators, including The First National Bank of Boston, whose fees are payable by SEI.
     Prior to December 9, 1996, administrative services were provided to BayFunds by Federated Administrative Services, a subsidiary of Federated Investors. These services were provided at an aggregate annual rate for BayFunds of 0.15% of the first $250 million of average daily net assets, 0.125% of the next $250 million of average daily net assets, 0.10% of the next $250 million of average daily net assets, and 0.075% of average daily net assets in excess of $750 million, but in any case not less than $50,000 per portfolio per year.
     SEI Financial Services Company ("SFS"), a wholly-owned subsidiary of SEI, acts as the Trust's Distributor as of December 9, 1996. SFS is paid no fees by the Trust.
     Prior to December 9, 1996, the principal distributor for shares of BayFunds was Federated Securities Corp., a subsidiary of Federated Investors.
     Pursuant to a Shareholder Services Agreement as of December 9, 1996, BayBank Systems, Inc., an affiliate of the Adviser, provides shareholder services to the Fund and receives compensation, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets held by the Fund. Prior to December 9, 1996, BayBank Systems, Inc. provided similar services with respect to the Investment Shares of the BayFunds Money Market Portfolio and received compensation at an annual rate of 0.25% of the average daily net assets held by the Fund and attributable to such shares.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Fund has paid legal fees to a law firm of which the Secretary of the Trust is member.


5. LINE OF CREDIT

The Fund has a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Fund. No borrowings were outstanding at December 31, 1996.

DECEMBER 31, 1996

NOTES TO FINANCIAL STATEMENTS                                        (CONCLUDED)
--------------------------------------------------------------------------------
6. ACQUISITION OF BAYFUNDS

On July 31, 1996, the Board of Trustees of the Trust and on July 31, 1996 and August 15, 1996 the Board of Trustees of BayFunds met to consider and approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and balance sheet liabilities of the BayFunds Money Market Portfolio to the newly-organized 1784 Prime Money Market Fund. At a special meeting of the shareholders held on November 6, 1996, the shareholders of BayFunds voted to approve the Reorganization Agreement. Pursuant to the Reorganization Agreement, on December 9, 1996 all of the assets and balance sheet liabilities of the BayFunds Money Market Portfolio were transferred to the Fund in exchange for its shares.
     The following table summarizes certain relevant information regarding the Fund prior to and immediately after the reorganizations on December 9, 1996.

7. CONTRIBUTION OF CAPITAL

On November 27, 1996, the Fund's Adviser contributed $124,260 to the Fund to compensate the Fund for realized losses incurred in connection with various security transactions.

                                                                                              COMBINED
                                                                               SHARES        NET ASSETS
                        SHARES    NET ASSETS                                  ISSUED IN        AFTER          NAV
BAYFUND               AT 12/6/96  AT 12/6/96             1784 FUND         REORGANIZATION  REORGANIZATION  PER SHARE
====================================================================================================================
MONEY MARKET
   TRUST SHARES       94,945,689  94,945,452        PRIME MONEY MARKET       94,945,689     94,945,452        1.00
   INVESTMENT SHARES  44,590,608  44,590,496        PRIME MONEY MARKET       44,590,608     44,590,496        1.00

                                                    1784 PRIME MONEY MARKET FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF 1784 PRIME MONEY MARKET FUND


WE HAVE AUDITED THE ACCOMPANYING STATEMENT OF NET ASSETS OF THE 1784 PRIME MONEY MARKET FUND AS OF DECEMBER 31, 1996, AND THE RELATED STATEMENTS OF OPERATIONS, STATEMENT OF CHANGES IN NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR THE YEAR THEN ENDED. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDIT. THE CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995 AND FINANCIAL HIGHLIGHTS FOR THE YEAR ENDED DECEMBER 31, 1995 AND EACH OF THE PRIOR PERIODS PRESENTED WERE AUDITED BY OTHER AUDITORS, WHOSE REPORT DATED FEBRUARY 9, 1996 EXPRESSED AN UNQUALIFIED OPINION THEREON.

WE CONDUCTED OUR AUDIT IN ACCORDANCE WITH GENERALLY ACCEPTED AUDITING STANDARDS. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED CONFIRMATION OF INVESTMENTS OWNED AS OF DECEMBER 31, 1996, BY CORRESPONDENCE WITH THE CUSTODIANS AND BROKERS. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDIT PROVIDES A REASONABLE BASIS FOR OUR OPINION.

IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF THE 1784 PRIME MONEY MARKET FUND AS OF DECEMBER 31,1996 AND THE RESULTS OF THEIR OPERATIONS, CHANGES IN THEIR NET ASSETS AND THEIR FINANCIAL HIGHLIGHTS FOR THE YEAR THEN ENDED, IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES.

COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 20, 1997

                                   1784 PRIME
                                MONEY MARKET FUND
--------------------------------------------------------------------------------
                                DECEMBER 31, 1996

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
The First National Bank of Boston
Boston, MA 02110

ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

DISTRIBUTOR
SEI Financial Services Company
Oaks, PA 19456

LEGAL COUNSEL
Bingham, Dana & Gould LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Boston, MA 02109

CUSTODIAN
The First National Bank of Boston
Boston, MA 02110


                 FOR MORE INFORMATION, INCLUDING A PROSPECTUS,
                              CALL 1-800-252-1784.

                               [1784 FUNDS LOGO]

                          SOUND CHOICES. STRAIGHT TALK.
                         INVESTMENT MANAGEMENT STRENGTH.

      THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND NAMED ABOVE. THIS REPORT IS
  NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
                ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS.

BKB-F-041-01